Income Taxes - Summary of Federal and State Income Tax Benefit Between Current and Deferred Portions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Federal, Current	$ (731)	$ (98)
State, Current	(107)
Total income tax benefit, Current	(838)	(98)
Federal, Deferred	(1,260)	(1,271)
State, Deferred	(223)	(221)
Total income tax benefit, Deferred	(1,483)	(1,492)
Federal, Total	(1,991)	(1,369)
State, Total	(330)	(221)
Total income tax benefit	$ (2,321)	$ (1,590)